Significant Transactions	12 Months Ended
Dec. 31, 2012
Significant Transactions
Significant Transactions

3. Significant Transactions

        On April 1, 2011, the Company entered into a joint venture with Baylor Health Care System. The joint venture consists of a partnership between Baylor Institute for Rehabilitation and a wholly-owned subsidiary of the Company ("BIR"). The Company contributed several businesses to the joint venture, including its Frisco inpatient rehabilitation hospital and certain Texas-based outpatient rehabilitation clinics. A gain of $1.2 million was recognized on this contribution and is included in the general and administrative line item on the consolidated statement of operations for the year ended December 31, 2011. In 2011, the Company invested $13.5 million in cash which consisted of the purchase of partnership units for $7.6 million and working capital investments of $5.9 million and in 2012, the Company invested an additional $7.8 million. The Company owns a 49.0% non-controlling interest in the partnership and is accounting for the investment using the equity method.